Income Taxes-Current and Deferred Tax (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 01, 2015	Nov. 30, 2014		Aug. 24, 2014	May 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May 26, 2013	Feb. 24, 2013	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Income Tax Disclosure [Abstract]
U.S. Federal Current											$ 15,470	$ 11,294	$ 15,334
U.S. Federal Deferred											(1,983)	20,597	29,537
U.S. Federal Total											13,487	31,891	44,871
U.S. State Current											4,096	3,732	(34,603)
U.S. State Deferred											(4,089)	3,607	(2,956)
U.S. State Total											7	7,339	(37,559)
Foreign Current											58,156	41,931	54,338
Foreign Deferred											(22,105)	13,316	(6,728)
Foreign Total											36,051	55,247	47,610
Consolidated Current											77,722	56,957	35,069
Deferred income taxes											(28,177)	37,520	19,853
Total	$ 19,822	$ 5,066	[1]	$ 22,536	$ 5,556	$ 16,387	$ 8,885	$ 20,077	$ 17,140	$ 48,375	$ 49,545	$ 94,477	$ 54,922

[1]	Includes certain out-of-period adjustments, which decreased income before income taxes and net income by approximately $4.0 million and $6.0 million, respectively. For additional information see Note 1.